BRIDGE LOANS AND DERIVATIVE FINANCIAL LIABILITY	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
BRIDGE LOANS AND DERIVATIVE FINANCIAL LIABILITY

NOTE 4 – BRIDGE LOANS AND DERIVATIVE FINANCIAL LIABILITY:

Between August 2022 to January 2023, Security Matters PTY Ltd. entered into bridge loan agreements (the “Bridge Loans”) with eleven lenders, which lent Security Matters PTY Ltd. an aggregate amount of $3,860. The Bridge Loans have a maturity date of up to two years and bear an interest rate of 10% per annum. The Bridge Loans were accounted for in accordance with the amortized cost method.

As part of the Bridge Loans agreements, the lenders were granted two types of warrants:

(iii)	Bonus Warrants – 243,000 warrants to purchase ordinary shares of the Company at an exercise price of USD 11.50 per share. The Bonus Warrants term is five years commencing upon the Business Combination.

(iv)	Redeemable Warrants – 572,000 warrants to purchase ordinary shares of the Company at a purchase price of USD 11.50 per share. The Redeemable Warrants term is five years commencing upon the Business Combination. The Redeemable Warrants shall be redeemable on a non-cumulative basis at the option of the holder, according to a schedule for USD 5.00 per warrant.

Each investor has the option to decide that the Company will satisfy any or each redemption through the issuance of ordinary shares of the Company based upon a 20% discount to the 20-trading day VWAP preceding each such anniversary.

Management with the assistance of a third-party appraiser valued the Bonus and the Redeemable Warrants. The fair value of the Bonus Warrants was calculated using the Black-Scholes model. As of June 30, 2023, the fair value of the Bonus Warrants was less than $1 (December 31, 2022 - the fair value of the Bonus Warrants was $24).

The fair value of the Redeemable Warrants was calculated using Monte-Carlo simulation model. As of June 30, 2023, the fair value of the Redeemable Warrants was 2,133 (December 31, 2022, the fair value of the Redeemable Warrants was $2,669).

The main assumptions used in the three valuation models described above were: (1) risk free rate 3.99%; (2) volatility of assets 81.03%; and (3) excepted terms of the warrants -5.18 years. All warrants were classified as a derivative financial liability and are re-measured each reporting date, with changes in fair value recognized in finance expense (income), net.

During 2023, the Company entered into an additional bridge loan agreement (the “Additional Bridge Loans”), in which the Company raised an aggregate amount of $550. The Additional Bridge Loans have a maturity date of up to two years and bear interest rate of 10% per annum. In March 2023, the Company signed an addendum to the Bridge Loans agreements which convert principal amount of $1,350 and redeemable warrants at the amount of $1,000 into 872,418 ordinary shares and defer the remaining cash payments to March 31, 2024.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY

NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(US$ in thousands except share and per share data)